SUPPLEMENT
Dated August 15, 2007
to the
Class IA Shares Prospectuses dated May 1, 2007
Class IB Shares Prospectus dated May 1, 2007
For Hartford HLS Funds (collectively the “Prospectuses”)

Effective October 1, 2007, Karen Grimes will be added alongside John R. Ryan as a portfolio manager of the Hartford Value HLS Fund and W. Michael Reckmeyer will be added alongside John R. Ryan as a portfolio manager of the Hartford Equity Income HLS Fund. In addition, Ms. Grimes and Ian Link will be designated as investment professionals involved in portfolio management and securities analysis for the Hartford Equity Income HLS Fund, and Mr. Reckmeyer and Mr. Link will be designated as investment professionals involved in portfolio management and securities analysis for the Hartford Value HLS Fund. Ms. Grimes, Mr. Reckmeyer, and Mr. Link are members of a team of portfolio managers and research analysts currently supporting Mr. Ryan in management of the Funds.  The Funds will continue to be managed by this team and will continue to employ the same investment strategies and approaches.

Hartford Equity Income HLS Fund

In the section entitled “Portfolio Managers,” the following is added:

W. Michael Reckmeyer, III, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since October 2007

•                  Joined Wellington Management in 1994 and has been an investment professional since 1984

Karen H. Grimes, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since October 2007

•                  Joined Wellington Management as an equity investment analyst in 1995 and has been an investment professional since 1983

Ian R. Link, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since October 2007

•                  Joined Wellington Management in 2006

•                  Portfolio Manager at Deutsche Asset Management in New York (2004-2006)

•                  Equity Analyst and Portfolio Manager at Franklin/Templeton (1989-2003)

Hartford Value HLS Fund

In the section entitled “Portfolio Managers,” the following is added:

Karen H. Grimes, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since October 2007

•                  Joined Wellington Management as an equity investment analyst in 1995 and has been an investment professional since 1983

W. Michael Reckmeyer, III, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since October 2007

•                  Joined Wellington Management in 1994 and has been an investment professional since 1984

Ian R. Link, CFA

•                  Vice President and Equity Portfolio Manager of Wellington Management

•                  Involved in portfolio management and securities analysis for the fund since October 2007

•                  Joined Wellington Management in 2006

•                  Portfolio Manager at Deutsche Asset Management in New York (2004-2006)

•                  Equity Analyst and Portfolio Manager at Franklin/Templeton (1989-2003)

It is anticipated that after June 30, 2008, John Ryan will no longer manage assets for the Hartford HLS Funds.  It is expected that Mr. Reckmeyer will succeed Mr. Ryan as portfolio manager of the Hartford Equity Income HLS Fund and that Ms. Grimes will succeed Mr. Ryan as portfolio manager of the Hartford Value HLS Fund.

This Supplement should be retained with your Prospectus for future reference.